Derivatives - Summary of Current Replacement Cost of Derivatives by Sector (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 236,027	$ 217,493
Less: impact of master netting agreements and collateral	16,992	11,243
Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	8,169	55,615
Less: impact of master netting agreements and collateral		43,089
Derivatives, net	8,169	12,526
Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,741	37,642
Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,100	14,543
Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	3,328	3,430
Canada [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	5,531	41,340
Derivatives, net	2,768	3,898
Canada [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,416	29,608
Canada [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,836	9,737
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,279	1,995
United States [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,654	1,391
Derivatives, net	2,936	4,887
United States [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	80	930
United States [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	43	102
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,531	359
Other international [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	984	12,884
Derivatives, net	2,465	3,741
Other international [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	245	7,104
Other international [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	221	4,704
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 518	$ 1,076